RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

Key management includes the Company’s directors and officers including its President, Vice President (“VP”) Exploration, VP Business Development and Chief Financial Officer (“CFO”).

Directors and key management compensation is as follows:

			For the year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Share-based compensation	$993,611	$472,236	$136,148
Management salaries and consulting fees	694,074	544,352	559,591
Directors’ fees	73,647	72,863	44,380
	$1,761,332	$1,089,451	$740,119

For the year ended December 31, 2024, the Company’s officers incurred $338,837 (2023 - $57,102; 2022 – $50,359) of expenditures in the normal course of business on behalf of the Company.

For the year ended December 31, 2024, the Company incurred $67,072 (2023 - $69,806; 2022 – $21,149) of expenditures with P2 Gold Inc., a related party of the Company, under a CFO shared-services agreement. These expenditures were expensed under management salaries and consulting fees in the consolidated statement of loss and comprehensive loss.

As at December 31, 2024, accounts payable and accrued liabilities include $32,979 (2023 – $29,855) owed to related parties of the Company for transactions incurred in the normal course of business.

14. RELATED PARTY TRANSACTIONS AND BALANCES (Continued)

The Company entered into a joint venture agreement with Pediment, a subsidiary of URZ (formerly NGE), for the Kelly Creek Project (refer to Note 10a) and owns 89,240 common shares of URZ (formerly NGE). During the year ended December 31, 2024, the Company purchased $11,000 of exploration equipment from URZ (formerly NGE) (refer to Note 11). As at December 31, 2024, the VP Business Development and a director of the Company serve as directors of URZ (formerly NGE). The VP Business Development served as interim Chief Executive Officer of URZ (formerly NGE) from December 31, 2023 to May 13, 2024.